Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

Note 14 – Commitments and Contingencies

Nissan Agreements

EVgo has executed two program services agreements with Nissan North America, Inc. (“Nissan”). These agreements provide for a capital build program, joint marketing activities and charging credit programs for purchasers or lessees of Nissan EVs. Under the joint-marketing activities provisions of the first agreement (the “Nissan Agreement”), EVgo was to spend a specified amount annually on joint-marketing activities that were mutually agreed-upon with Nissan. Credits for charging were allocated annually to purchasers or lessees of Nissan EVs and allowed each participant to charge their vehicle for 12 to 24 months at no charge to the participant, up to the amount of the charging credit allocated to such participant. In the event a participant did not use the entire amount of its charging credit within 12 or 24 months, a portion of the remaining dollar value of such credit rolled over to subsequent periods and a portion was retained by the Company.

Under the terms of the Nissan Agreement, purchasers or lessees of Nissan LEAF electric vehicles in certain markets could receive charging services at an EVgo station or a participating third-party charging station. Pursuant to the Nissan Agreement, the Company was required to support, maintain and make available at least 850 chargers through July 7, 2021. The Company fulfilled all build, support and maintenance obligations under the Nissan Agreement.

On June 13, 2019, the EVgo entered into a second agreement with Nissan (the “Nissan 2.0 Agreement”). The Nissan 2.0 Agreement includes a capital-build program requiring the Company to install, operate and maintain public, high-power dual-standard chargers in specified markets pursuant to a schedule that outlines the build timelines for the chargers to be constructed (the “Build Schedule”). Under the terms of the Nissan 2.0 Agreement, the Build Schedule is negotiated at the beginning of each year. All chargers for each program year must be installed by August 31. In 2021, EVgo worked with Nissan to revise the annual Build Schedule to extend the milestone dates. Furthermore, Nissan waived penalties for installation delays in program year one.

EVgo’s ability to meet Build Schedule obligations may be impacted by delays in permitting, slower than expected third-party approvals of certain site acquisitions, delays in utility interconnection resulting from industry adaptation to the requirements of high-powered charger installation, as well as supply chain issues. Going forward, EVgo is uncertain if these, or other potential issues in the procurement, installation, or energization of DCFC, will be resolved in a timely fashion. At this time, EVgo’s ability to meet future Build Schedule obligations may continue to be impacted by circumstances similar to those experienced during the first half of 2021, or other potential issues including, but not limited to, equipment design and procurement, timing of third-party funding agreements, and the siting, permitting, construction, energizing of DCFC, or delays in releasing public grant funding.

The contract is accounted for under ASC 606, which includes performance obligations related to memberships, charging credits and joint marketing activities. The capital-build program is considered a set-up activity and not a performance obligation under ASC 606. Nissan has the right to terminate the Nissan 2.0 Agreement, without penalty or obligation of any kind, upon 30 days’ written notice if it is unable to secure funding to make payments required under the Nissan 2.0 Agreement. Nissan receives budget approvals annually from Nissan Motor Company Limited. As of December 31, 2021, Nissan has fulfilled its annual payment obligations under the Nissan 2.0 Agreement. If Nissan terminates the Nissan 2.0 Agreement due to a lack of funding, EVgo will still be required to perform the following: (i) meet charger installation milestones through the date of termination; (ii) provide an aggregate of $1.6 million in joint marketing activities and (iii) provide $4.8 million worth of charging credits that shall continue to be administered.

Pursuant to the Nissan 2.0 Agreement, as modified by the aforementioned extension and other amendments, EVgo is required to install an aggregate of 210 chargers by February 29, 2024 at a number of sites to be mutually agreed upon during each Build Schedule. Pursuant to the current Build Schedule, EVgo is required to install 58 chargers by August 31, 2022. If the Company fails to meet future Build Schedule obligations, Nissan may invoke a penalty of up to $35,000 per delayed site beyond a designated cure period, up to 61 sites, which would result in adjustment to the consideration received for the Company’s performance obligations under the Nissan 2.0 Agreement.

General Motors Agreement

On July 20, 2020, EVgo entered into a five-year contract with GM (the “GM Agreement”) to build 2,750 fast chargers that EVgo will own and operate as part of the Company’s public network. On November 2, 2021, EVgo entered into an amendment agreement with GM in order to adjust stall installation targets and expand the overall number of chargers to be installed to 3,250 fast chargers. EVgo believes this agreement will serve to accelerate the Company’s development plans and enhance customer acquisition and brand equity among retail drivers. Pursuant to the GM Agreement, EVgo is required to meet certain quarterly milestones measured by the number of charger stalls installed, and GM is required to make certain payments based on charger stalls installed.

Under the GM Agreement, EVgo is required to install a total of 3,250 chargers by December 31, 2025, 72% of which are required to be installed by December 31, 2023. Meeting these milestones will require additional funds beyond the amounts committed by GM, and EVgo may face delays in construction, commission or aspects of installation of the chargers the Company is obligated to develop. EVgo is also required to maintain network availability (i.e., the percentage of time a charger is operational and available on the network) of at least 93%, which is lower than the Company’s historical average of 98%. In addition to the capital build program, EVgo committed to providing a certain number of new GM EV cars with an EVgo charging credit and limited time access to other EVgo services at a discounted rate.

The GM Agreement is subject to early termination in certain circumstances, including in the event EVgo fails to meet the quarterly charger-installation milestones or maintain the specified level of network availability. If GM opts to terminate the agreement, EVgo may not be entitled to receive continued payments from GM and instead may be required to pay liquidated damages to GM. In the event EVgo fails to meet a charger-installation milestone or maintain the required network availability in a calendar quarter, GM has the right to provide EVgo with a notice of such deficiency within 30 days of the end of the quarter. If the same deficiency still exists at the end of the quarter immediately following the quarter for which a deficiency notification was delivered, GM may immediately terminate the agreement and seek pre-agreed liquidated damages of up to $15.0 million.

As of March 15, 2022, there were approximately 2,500 stalls that had been approved by GM, of which approximately 2,000 stalls were already in the active engineering and construction development pipeline. As of March 15, 2022, EVgo had 85 stalls left to install in order to meet its charger-installation milestone for the quarter ending March 31, 2022. EVgo may not meet the charger-installation milestones under the GM Agreement in the future, particularly as a consequence of delays in permitting, commissioning and utility interconnection resulting from COVID-19 and supply chain disruptions in business operations across the utility, engineering and permitting chain; as well as industry and regulatory adaptation to the requirements of high-powered charger installation, including slower than expected third-party approvals between utilities and landowners of sites where charger stations will be located.

Legal Proceedings

In the ordinary course of the Company’s business, the Company may be subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes or employment, health and safety matters. Although the outcome of any potential future litigation is uncertain, the Company believes it has adequate insurance coverage in the event of any future litigation or disputes.

On December 17, 2020, SAF Partners II, LLC and EV Holdings Investments, LLC (collectively, the “SAF Parties”) filed a complaint against EVgo Holdco in the State of Delaware Court of Chancery for $5 million regarding certain deferred contingent compensation contemplated by the Holdco Merger as of December 19, 2019, by and among EVgo Holdco and certain of the SAF Parties. The SAF Parties are the Company’s predecessor shareholders. Pursuant to an agreement between EVgo Holdings and EVgo Holdco, EVgo Holdings will indemnify EVgo Holdco for losses of up to $7 million (including legal costs) related to the contingent compensation claim. On January 14, 2022, the SAF Parties and EVgo Holdco settled the dispute for $1.5 million.

Although the Company is not currently facing other pending or threatened litigation, future events or circumstances, currently unknown to management, may potentially have a material effect on its financial position, liquidity or results of operations in any future reporting period.